Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense component
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense	Non-service employee benefits expense	Non-service employee benefits expense
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Settlement Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Non-service employee benefits expense, Net other gains (losses)	Non-service employee benefits expense, Net other gains (losses)	Non-service employee benefits expense, Net other gains (losses)
Pension plans
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	$ (47,452)	$ (55,809)	$ (73,506)
Net prior service credit (cost)	(453)	(591)	(226)
Deferred income taxes assets (liabilities)	0	0	1,477
Net amount recognized in accumulated other comprehensive income (loss)	(47,905)	(56,400)	(72,255)
Expense component
Service cost	0	58	97
Interest cost	3,027	2,729	3,960
Expected return on plan assets	(6,633)	(6,437)	(7,547)
Amortization of net actuarial (gains) losses	2,218	2,766	2,412
Amortization of prior service (credit) loss	81	(25)	21
(Gain) loss on settlement	(907)	1,679	1,326
Defined benefit (income) expense	(2,214)	770	269
Defined contribution expense	7,825	8,259	8,933
Total benefit (income) expense	5,611	9,029	9,202
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	6,218	14,772	(8,363)
Net loss (gain) on settlement reclassified to net income	(907)	0	0
Prior service credit (cost) arising during the year	0	(399)	(47)
Amortization of net actuarial (gains) losses	2,218	2,766	2,412
Amortization of prior service (credit) cost	81	(25)	20
Change in deferred taxes	0	(1,462)	456
Foreign exchange adjustment	885	203	(421)
Total changes recognized in other comprehensive income (loss)	8,495	15,855	(5,943)
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	14,528	(18,371)	(21,213)
Net prior service credit (cost)	(6,818)	(7,342)	(7,866)
Deferred income taxes assets (liabilities)	0	0	0
Net amount recognized in accumulated other comprehensive income (loss)	7,710	(25,713)	(29,079)
Expense component
Service cost	130	82	66
Interest cost	3,114	2,594	3,270
Expected return on plan assets	0
Amortization of net actuarial (gains) losses	1,444	1,679	0
Amortization of prior service (credit) loss	524	524	524
(Gain) loss on settlement	0	0	0
Defined benefit (income) expense	5,212	4,879	3,860
Defined contribution expense	0	0	0
Total benefit (income) expense	5,212	4,879	3,860
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	31,455	1,163	(18,553)
Net loss (gain) on settlement reclassified to net income	0	0	0
Prior service credit (cost) arising during the year	0	0	0
Amortization of net actuarial (gains) losses	1,444	1,679	0
Amortization of prior service (credit) cost	524	524	524
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	$ 33,423	$ 3,366	$ (18,029)